Debt - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010 Existing Senior Secured Credit Facility	Sep. 30, 2012 Existing Senior Secured Credit Facility	Sep. 30, 2012 7 3/4% Senior Subordinated Notes due 2018	Feb. 15, 2012 New Senior Secured Credit Facility	Feb. 14, 2011 New Senior Secured Credit Facility	Sep. 30, 2012 New Senior Secured Credit Facility D	Jun. 27, 2011 New Senior Secured Credit Facility Derivative	Feb. 15, 2012 Assumption Agreement	Sep. 30, 2012 TransDigm's Foreign Subsidiaries	Dec. 31, 2010 7 3/4% Senior Subordinated Notes, Due 2018	Sep. 30, 2012 7 3/4% Senior Subordinated Notes, Due 2018	Sep. 30, 2011 7 3/4% Senior Subordinated Notes, Due 2018	Oct. 31, 2009 7 3/4% Senior Subordinated Notes, Due 2014	Sep. 30, 2011 7 3/4% Senior Subordinated Notes, Due 2014
Debt Instrument [Line Items]
Net proceeds from debt after issuance fees and expenses	$ 404,500,000				$ 484,316,000	$ 1,500,048,000		$ 1,550,000,000				$ 1,550,000,000
Revolving credit facility amount								245,000,000							310,000,000
Debt instrument, maturity date					2018					2018								2018	2018
Debt instrument, stated percentage										7.75%
Additional loan amount											500,000,000				65,000,000
Date the credit facility was fully drawn											February 15, 2012
Letters of credit outstanding					7,100,000
Borrowings available under credit facility									302,900,000
Maturity date of credit facility									2015-12				2017-02
Quarterly principal payments													5,100,000
Applicable interest rate on term loan													4.00%
Floor basis spread on LIBO													1.00%
Interest rate swap, notional amount													353,000,000	353,000,000
Number of forward stating interest rate swap agreement														3
Fixed rate of interest under interest rate swap													5.17%	5.17%
Percentage of voting capital stock																65.00%
Term loan mandatory principal prepayment commencement period from fiscal year (days)													90
Percentage of principal amount of term loan to be prepaid													100.00%
Debt instrument, face amount						3,619,125,000											1,600,000,000
Percentage of principal amount of debt on issue price																	100.00%
Debt instrument, redemption rate					103.875%
Debt instrument redemption rate in addition to accrued and unpaid interest					100.00%
Redemption rate of debt instrument in addition to accrued and unpaid interest out of proceed from equity offering					107.75%
Redemption rate of debt instrument demanded by holder under change in business control					101.00%
Refinancing costs						72,454,000
Premium paid to redeem notes																					41,900,000
Write-off of debt issue costs and unamortized premium and discount																					25,700,000
Settlement of interest rate swap agreement and other expenses																					4,900,000
Special cash dividend paid per share	$ 7.65						$ 7.65
Proceeds from issuance of debt																				425,000,000
Special cash dividend and dividend equivalents paid	$ 36,400,000	$ 3,300,000	$ 2,800,000	$ 404,900,000